Financial Instruments and Risk Management (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Financial Instruments and Risk Management Disclosure [Abstract]
Interest rates	1.00%
Exchange rate, percentage	10.00%
Net loss	$ 13,100	$ 1,900